Debt - Additional Information (Detail)		1 Months Ended			3 Months Ended	12 Months Ended
	May 02, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 31, 2015 NZD ($)	Jan. 31, 2015 NZD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 NZD ($)	Apr. 30, 2016 USD ($)	Apr. 26, 2016 USD ($)	Mar. 31, 2014 NZD ($)	Jun. 30, 2013 NZD ($)
Debt Instrument [Line Items]
Debt modification and extinguishment costs						$ (6,689,000)	$ (3,802,000)
Debt, current						10,705,000	8,796,000
Debt, noncurrent						$ 496,547,000	591,151,000
Debt covenant compliance						The Company was in compliance with all of its debt covenants.
Interest cost incurred and expensed						$ 60,800,000	70,700,000	$ 63,400,000
Deferred financing costs						6,890,000	5,766,000
Interest Expense
Debt Instrument [Line Items]
Amortization of deferred financing costs						2,600,000	$ 3,300,000	$ 4,500,000
2degrees | Senior Facilities Agreement
Debt Instrument [Line Items]
Borrowing capacity			$ 200,000,000	$ 185,000,000		142,000,000						$ 165,000,000	$ 150,000,000
Additional borrowing to fund capital expenditures			$ 15,000,000	$ 20,000,000
Credit facility drawn						$ 131,400,000			$ 185,000,000
Line of credit commitment fee, percentage						0.75%
Credit facilities agreement maturity date						Jan. 05, 2019
Credit facilities payment term						Once a year, beginning on January 1, 2016, at least six months apart, for a period of not less than five consecutive days, 2degrees must reduce the outstanding balance of the $15 million NZD facility used to fund its working capital requirements to zero.
Effective interest rate						4.06%	4.68%		4.06%
Financial covenant requirement						Maintain a total interest coverage ratio of not less than 3.0 times; maintain a senior leverage ratio of not greater than 3.0 times; and not exceed 110% of the agreed to annual capital expenditures in any financial year.
Interest coverage ratio, minimum						300.00%			300.00%
Senior leverage ratio, maximum						300.00%			300.00%
2degrees | Senior Facilities Agreement | Before Amendment [Member]
Debt Instrument [Line Items]
Credit facilities agreement maturity date						Jun. 30, 2018
2degrees | Senior Facilities Agreement | Working Capital Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility drawn						$ 5,500,000			$ 7,700,000
Maximum | 2degrees | Senior Facilities Agreement
Debt Instrument [Line Items]
Accrued interest payable						2.05%
Line of credit commitment fee, percentage						1.35%
Amount by which annual capital expenditures may not exceed the agreed upon amount						110.00%			110.00%
Minimum | 2degrees | Senior Facilities Agreement
Debt Instrument [Line Items]
Accrued interest payable						1.15%
Line of credit commitment fee, percentage						0.75%
Triology LLC Due 2019 Notes
Debt Instrument [Line Items]
Aggregate principal amount of notes											$ 450,000,000
Debt stated interest rate											13.375%
Repurchase of Notes		$ 18,200,000
Payment of accrued interest		700,000
Amortization of premium		$ 500,000
Triology LLC Due 2022 Notes
Debt Instrument [Line Items]
Aggregate principal amount of notes	$ 350,000,000
Debt stated interest rate						8.875%			8.875%
payment of fees and expenses	9,100,000
Deferred financing cost	4,800,000
Financing expenses	$ 4,300,000
Debt modification and extinguishment costs					$ 2,400,000
Notes issued, percentage of face value						99.506%			99.506%
Interest payment						Semi-annually in arrears on May 1 and November 1, beginning November 1, 2017 with interest accruing from May 2, 2017.
Maturity date						May 01, 2022
Trilogy 2022 Notes [Member]
Debt Instrument [Line Items]
Redemption option, description						Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days' and not more than 60 days' prior notice
Trilogy 2022 Notes [Member] | Prior to May 1, 2019
Debt Instrument [Line Items]
Debt Instrument, Redemption Price						100%, plus a "make whole" premium
Trilogy 2022 Notes [Member] | On or after May 1, 2019 but prior to May 1, 2020
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						104.438%
Trilogy 2022 Notes [Member] | On or after May 1, 2020 but prior to May 1, 2021
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						102.219%
Trilogy 2022 Notes [Member] | On or after May 1, 2021
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Trilogy 2022 Notes [Member] | On or Prior to May 1, 2019, 35% of 2022 Notes redeemable
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						108.875%
Trilogy 2022 Notes [Member] | Maximum | On or Prior to May 1, 2019, 35% of 2022 Notes redeemable
Debt Instrument [Line Items]
Maximum percentage of principal amount redeemable at 108.875% plus accrued and unpaid interest						35.00%
Trilogy 2022 Notes [Member] | Minimum | On or Prior to May 1, 2019, 35% of 2022 Notes redeemable
Debt Instrument [Line Items]
Minimum percentage of principal amount that must remain after redemption at 108.875% plus accrued and unpaid interest						65.00%
Bolivian Syndicated Loan Due 2021 | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes										$ 25,000,000
Debt stated interest rate						8.79%			8.79%
Debt repayment terms						The Bolivian Syndicated Loan is required to be repaid in predetermined quarterly installments which commenced in 2016 and will end in 2021, with 10% of the principal amount to be repaid during each of the first two years of the Bolivian Syndicated Loan and 26.67% of the principal amount to be repaid during each of the final three years.
Debt, current						$ 4,000,000
Debt, noncurrent						$ 16,700,000
Financial covenant requirement						Maintain an indebtedness ratio (as defined in the Bolivian Syndicated Loan agreement) of not greater than 2.15 times;a debt coverage ratio (as defined in the Bolivian Syndicated Loan agreement) of not less than 1.25 times;a current ratio (as defined in the Bolivian Syndicated Loan agreement) of not less than 0.65 times; and a structural debt ratio (as defined in the Bolivian Syndicated Loan agreement) of not higher than 3.0 times.
Bolivian Syndicated Loan Due 2021 | Nueva Tel | Each of the first two years of the loan
Debt Instrument [Line Items]
Debt repayment percentage						10.00%			10.00%
Bolivian Syndicated Loan Due 2021 | Nueva Tel | Each of the final three years of the loan
Debt Instrument [Line Items]
Debt repayment percentage						26.67%			26.67%
Bolivian Syndicated Loan Due 2021 | Nueva Tel | For the first 12 months of the term
Debt Instrument [Line Items]
Fixed rate on debt						7.00%			7.00%
Bolivian Syndicated Loan Due 2021 | Nueva Tel | Tasa De Referencia | After 12 months of the term
Debt Instrument [Line Items]
Variable interest rate						5.50%
Bolivian Bank Loan Due 2022 | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes						$ 7,000,000
Bolivian Bank Loan [Member] | Nueva Tel
Debt Instrument [Line Items]
Debt stated interest rate						6.00%			6.00%
Debt, current						$ 0
Debt, noncurrent						$ 7,000,000
Debt repayment terms						The Bolivian Bank Loan is required to be repaid in quarterly installments which commencing in 2019 through 2022, with 25% of the principal amount to be repaid each year.
Bolivian Bank Loan [Member] | Nueva Tel | Annual payment required during the last four years
Debt Instrument [Line Items]
Debt repayment percentage						25.00%			25.00%